Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2012